Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000005543
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	0.98%		1.02%
Without Sales Load [Member] | C000193182
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	1.08%	1.28%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.67%		2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.67%	2.23%
Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	1.31%		1.37%
Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	1.31%	1.54%